Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Remaining performance obligation amount	$ 515,700
Performance obligation percentage to be recognized	56.00%
Revenue recognized for variable consideration	$ 126,100	$ 102,300	$ 80,900
Contract assets	57,358	30,632	38,800
Contract liabilities	97,098	73,388
Contract liabilities, recognized as deferred revenue			44,300
Contract asset increase due to fulfillment of promises prior to billing	26,800
Deferred revenue, revenue recognized	73,100	$ 43,800	$ 40,900
Increase in deferred revenue	$ 23,700